Combined Prospectus - Combined Prospectus: 1	Mar. 31, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	2,000,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 2,000,000,000.00
Form Type	N-2
File Number	333-282989
Initial Effective Date	Nov. 04, 2024
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Prior Registration Statement and (ii) the Registration Statement. This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. Pursuant to the Prior Registration Statement, a total of $2,000,000,000 shares of beneficial interest were previously registered. This Registration Statement has registered an additional $1,000,000,000 of shares of beneficial interest, resulting in a total of $3,000,000,000 in registered shares of beneficial interest.